UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08167

Exact name of registrant as specified in charter:	Prudential Small-Cap Core Equity Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2011

Date of reporting period:	1/31/2011

Item 1.	Schedule of Investments

Prudential Small-Cap Core Equity Fund, Inc.

Schedule of Investments

as of January 31, 2011 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 97.9%
COMMON STOCKS
CONSUMER DISCRETIONARY 14.0%
Auto Components 1.0%
15,300	Drew Industries, Inc.	$ 361,386
5,200	Spartan Motors, Inc.	32,448
21,800	Standard Motor Products, Inc.	263,998
30,900	Superior Industries International, Inc.	618,000

		1,275,832

Automobiles 0.4%
32,300	Winnebago Industries, Inc.(a)	481,270

Distributors
3,100	Audiovox Corp. (Class A Stock)(a)	22,258

Diversified Consumer Services 1.0%
5,400	American Public Education, Inc.(a)	181,224
3,700	Capella Education Co.(a)	211,825
14,400	Coinstar, Inc.(a)(b)	596,016
6,800	DeVry, Inc.(b)	354,348

		1,343,413

Hotels, Restaurants & Leisure 3.7%
1,430	Biglari Holdings, Inc.(a)	614,900
22,500	BJ’s Restaurants, Inc.(a)(b)	794,925
17,000	CEC Entertainment, Inc.(a)	628,150
19,100	Cracker Barrel Old Country Store, Inc.	983,268
8,400	Interval Leisure Group, Inc.(a)	131,628
10,000	Jack in the Box, Inc.(a)	219,400
18,900	Papa John’s International, Inc.(a)	542,430
35,800	Ruby Tuesday, Inc.(a)	482,584
29,500	Texas Roadhouse, Inc.(a)	490,290

		4,887,575

Household Durables 1.0%
6,900	Blyth, Inc.	231,978
19,100	Helen of Troy Ltd.(a)	536,137
4,000	iRobot Corp.(a)	108,000
30,600	Kid Brands, Inc.(a)	278,766
1,900	Tupperware Brands Corp.	86,925
3,800	Universal Electronics, Inc.(a)	100,054

		1,341,860

Internet & Catalog Retail 0.1%
8,900	NutriSystem, Inc.(b)	168,744

Leisure Equipment & Products 0.8%
9,900	Arctic Cat, Inc.(a)	158,598
9,000	Jakks Pacific, Inc.(a)(b)	155,610
9,100	Polaris Industries, Inc.	699,972
5,000	RC2 Corp.(a)	101,600

		1,115,780

Specialty Retail 3.2%
17,200	Big 5 Sporting Goods Corp.	218,096
4,900	Brown Shoe Co., Inc.	62,083
4,400	Cabela’s, Inc.(a)	109,560
19,100	Cato Corp. (The) (Class A Stock)	466,804
9,400	Children’s Place Retail Stores, Inc. (The)(a)(b)	393,766
37,000	Finish Line, Inc. (The) (Class A Stock)	569,430
8,700	Hot Topic, Inc.	47,241
12,550	Jos. A. Bank Clothiers, Inc.(a)(b)	536,261
55,500	Pep Boys-Manny, Moe & Jack (The)	773,670
7,700	Stage Stores, Inc.	119,350
45,300	Stein Mart, Inc.	354,926
23,000	Zumiez, Inc.(a)	534,060

		4,185,247

Textiles, Apparel & Luxury Goods 2.8%
34,400	Crocs, Inc.(a)	563,816
28,500	Maidenform Brands, Inc.(a)	733,590
12,200	Movado Group, Inc.(a)	175,802
17,400	Oxford Industries, Inc.	411,858
21,000	Perry Ellis International, Inc.(a)	591,150
4,700	Steven Madden Ltd.(a)	179,399
4,600	Timberland Co. (The) (Class A Stock)(a)	122,958
4,800	True Religion Apparel, Inc.(a)	98,640
27,800	Wolverine World Wide, Inc.	885,430

		3,762,643

CONSUMER STAPLES 2.5%
Beverages 0.3%
3,800	Boston Beer Co., Inc. (Class A Stock)(a)	342,038

Food & Staples Retailing 0.8%
5,900	Andersons, Inc. (The)	228,802
13,800	Casey’s General Stores, Inc.	586,362
11,300	Spartan Stores, Inc.	163,737
4,800	Susser Holdings Corp.(a)	69,216

		1,048,117

Food Products 1.0%
3,500	Corn Products International, Inc.	161,455

63,900	Darling International, Inc.(a)	865,845
2,600	Hain Celestial Group, Inc. (The)(a)	69,238
1,800	J&J Snack Foods Corp.	76,446
8,900	Smithfield Foods, Inc.(a)	177,199

		1,350,183

Household Products 0.2%
5,400	WD-40 Co.	212,598

Personal Products 0.1%
6,900	Medifast, Inc.(a)(b)	165,048

Tobacco 0.1%
43,200	Alliance One International, Inc.(a)	165,456

ENERGY 5.3%
Energy Equipment & Services 3.2%
12,900	Bristow Group, Inc.(a)	664,221
6,600	Complete Production Services, Inc.(a)	184,404
2,700	Dril-Quip, Inc.(a)	208,224
4,200	Gulf Island Fabrication, Inc.	113,736
11,300	Matrix Service Co.(a)	127,238
24,400	Oil States International, Inc.(a)	1,653,344
5,550	RPC, Inc.(b)	97,569
11,900	SEACOR Holdings, Inc.	1,257,711

		4,306,447

Oil, Gas & Consumable Fuels 2.1%
12,500	Contango Oil & Gas Co.(a)	725,000
15,400	Swift Energy Co.(a)	656,964
37,900	World Fuel Services Corp.	1,422,766

		2,804,730

FINANCIALS 17.8%
Capital Markets 0.7%
2,400	Calamos Asset Management, Inc. (Class A Stock)	36,912
13,400	Piper Jaffray Cos., Inc.(a)	560,120
24,100	TICC Capital Corp.(b)	296,189

		893,221

Commercial Banks 6.1%
900	Bancorp Rhode Island, Inc.	27,144
7,300	Community Bank System, Inc.	184,544
34,300	East West Bancorp, Inc.	744,653
1,200	Financial Institutions, Inc.	23,196
101,000	First Commonwealth Financial Corp.	649,430
12,500	First Financial Bancorp	211,250
24,300	Fulton Financial Corp.	250,776
5,200	Hancock Holding Co.(b)	170,560
18,170	Home Bancshares, Inc.	371,758

8,400	Independent Bank Corp.	228,312
2,400	Nara Bancorp, Inc.(a)	23,424
78,500	National Penn Bancshares, Inc.	640,560
24,300	NBT Bancorp, Inc.	563,274
11,900	Old National Bancorp	127,687
44,800	Pinnacle Financial Partners, Inc.(a)(b)	616,448
58,300	PrivateBancorp, Inc.	896,071
1,700	Republic Bancorp, Inc. (Class A Stock)	32,453
6,400	Signature Bank(a)	334,336
4,500	Simmons First National Corp. (Class A Stock)	125,055
58,800	Susquehanna Bancshares, Inc.	562,128
5,100	Tompkins Financial Corp.	207,825
5,400	UMB Financial Corp.(b)	219,510
33,800	Umpqua Holdings Corp.	370,786
35,900	Whitney Holding Corp.	477,829

		8,059,009

Consumer Finance 1.7%
7,300	Cash America International, Inc.	293,679
12,500	Ezcorp, Inc. (Class A Stock)(a)	336,250
30,800	First Cash Financial Services, Inc.(a)	1,016,092
2,700	Nelnet, Inc. (Class A Stock)	60,534
9,300	World Acceptance Corp.(a)(b)	522,288

		2,228,843

Diversified Financial Services 0.2%
13,300	Interactive Brokers Group, Inc. (Class A Stock)(b)	215,061

Insurance 1.7%
2,400	Argo Group International Holdings Ltd. (Bermuda)	85,488
4,400	Delphi Financial Group, Inc. (Class A Stock)	126,632
900	Global Indemnity PLC (Ireland) (Class A Stock)(a)	17,924
7,200	Horace Mann Educators Corp.	124,416
4,400	Infinity Property & Casualty Corp.	262,856
10,700	Maiden Holdings Ltd. (Bermuda)	85,600
15,500	Presidential Life Corp.	146,940
11,200	ProAssurance Corp.(a)	657,104
18,100	Selective Insurance Group, Inc.	321,818
6,800	Symetra Financial Corp.	89,964
15,000	United Fire & Casualty Co.	300,675
1,900	Unitrin, Inc.	51,129

		2,270,546

Real Estate Investment Trusts 7.4%
9,400	Ashford Hospitality Trust, Inc.(a)	91,650
33,000	BioMed Realty Trust, Inc.	589,050
4,700	Brandywine Realty Trust	54,520
61,000	Cedar Shopping Centers, Inc.	369,050
2,200	Chatham Lodging Trust	36,388
39,900	Colonial Properties Trust	765,681

3,000	CommonWealth REIT	80,010
15,752	DiamondRock Hospitality Co.(a)	191,072
10,500	Duke Realty Corp.	143,850
9,700	EastGroup Properties, Inc.	422,823
32,200	Extra Space Storage, Inc.	619,206
25,000	Franklin Street Properties Corp.	374,750
800	Home Properties, Inc.(b)	44,544
2,100	Hospitality Properties Trust	52,227
56,600	Inland Real Estate Corp.	525,248
43,900	Kite Realty Group Trust	231,792
16,700	LaSalle Hotel Properties	463,759
61,060	Lexington Realty Trust	517,178
12,100	LTC Properties, Inc.	330,814
7,300	Mack-Cali Realty Corp.	255,646
38,800	Medical Properties Trust, Inc.(b)	426,024
39,000	MFA Financial, Inc.	318,630
4,100	Mid-America Apartment Communities, Inc.	261,375
3,600	National Retail Properties, Inc.(b)	89,460
15,400	Parkway Properties, Inc.	260,260
11,300	PS Business Parks, Inc.	657,773
8,200	Resource Capital Corp.	58,466
21,900	Sovran Self Storage, Inc.	841,836
15,800	Tanger Factory Outlet Centers	412,538
11,100	Urstadt Biddle Properties, Inc. (Class A Stock)	215,451
13,300	Winthrop Realty Trust	163,590

		9,864,661

Thrifts & Mortgage Finance
5,000	Brookline Bancorp, Inc.	54,150

HEALTHCARE 11.6%
Biotechnology 0.5%
10,400	Arqule, Inc.(a)	63,752
20,800	Emergent Biosolutions, Inc.(a)	441,792
2,100	Myriad Genetics, Inc.(a)	41,916
2,800	Neurocrine Biosciences, Inc.(a)	20,664
5,200	Spectrum Pharmaceuticals, Inc.(a)	31,200

		599,324

Healthcare Equipment & Supplies 4.5%
9,800	Abaxis, Inc.(a)	258,230
29,700	Align Technology, Inc.(a)(b)	618,651
26,800	American Medical Systems Holdings, Inc.(a)(b)	523,136
9,100	Cooper Cos., Inc. (The)(b)	521,794
15,600	CryoLife, Inc.(a)	79,092
27,100	Cyberonics, Inc.(a)	887,525
10,300	Integra LifeSciences Holdings Corp.(a)	477,714
26,600	Invacare Corp.	735,224
21,200	Merit Medical Systems, Inc.(a)	313,124
33,100	Natus Medical, Inc.(a)	498,486
18,800	Neogen Corp.(a)	676,048

9,500	West Pharmaceutical Services, Inc.	379,905
600	Young Innovations, Inc.	18,012

		5,986,941

Healthcare Providers & Services 4.4%
1,000	Air Methods Corp.(a)	51,240
3,200	Almost Family, Inc.(a)	106,848
20,400	Amedisys, Inc.(a)(b)	695,436
15,800	AMERIGROUP Corp.(a)	827,446
3,500	Catalyst Health Solutions, Inc.(a)(b)	151,900
14,500	Chemed Corp.	902,335
9,400	Continucare Corp.(a)	38,258
2,700	Corvel Corp.(a)	136,296
4,600	Coventry Health Care, Inc.(a)	137,862
2,500	Hanger Orthopedic Group, Inc.(a)	51,375
38,700	Healthspring, Inc.(a)	1,176,093
23,700	Healthways, Inc.(a)	283,689
8,200	LHC Group, Inc.(a)	218,120
16,400	Magellan Health Services, Inc.(a)	793,924
6,300	Medcath Corp.(a)	84,357
3,600	Molina Healthcare, Inc.(a)	110,376
5,100	PharMerica Corp.(a)	57,681
1,300	Team Health Holdings, Inc.(a)	20,098

		5,843,334

Healthcare Technology 0.4%
4,200	Medidata Solutions, Inc.(a)	104,790
20,200	Omnicell, Inc.(a)	281,487
3,200	SXC Health Solutions Corp. (Canada)(a)	153,952

		540,229

Life Sciences Tools & Services 0.2%
10,000	Bruker Corp.(a)	175,000
20,500	Cambrex Corp.(a)	93,480

		268,480

Pharmaceuticals 1.6%
14,500	Impax Laboratories, Inc.(a)	336,690
5,900	Medicines Co. (The)(a)	92,512
28,100	Par Pharmaceutical Cos., Inc.(a)	1,003,732
1,500	Salix Pharmaceuticals Ltd.(a)(b)	61,455
34,400	Viropharma, Inc.(a)	564,160

		2,058,549

INDUSTRIALS 16.8%
Aerospace & Defense 2.3%
5,800	Aerovironment, Inc.(a)	163,560
2,700	American Science & Engineering, Inc.	234,900
10,500	Ceradyne, Inc.(a)	372,015
18,800	Cubic Corp.	916,500
14,100	Esterline Technologies Corp.(a)	1,003,638

700	Moog, Inc. (Class A Stock)(a)	29,848
7,700	Teledyne Technologies, Inc.(a)	364,287

		3,084,748

Air Freight & Logistics 0.2%
1,500	Atlas Air Worldwide Holdings, Inc.(a)	76,215
5,500	Hub Group, Inc. (Class A Stock)(a)	191,290

		267,505

Airlines 0.3%
28,300	SkyWest, Inc.	425,915

Building Products 1.4%
24,000	A.O. Smith Corp.	1,027,440
19,700	Gibraltar Industries, Inc.(a)	217,291
11,800	Quanex Building Products Corp.	229,982
12,100	Simpson Manufacturing Co., Inc.	359,975

		1,834,688

Commercial Services & Supplies 2.2%
15,800	Consolidated Graphics, Inc.(a)	790,790
17,700	G&K Services, Inc. (Class A Stock)	554,541
7,500	Interface, Inc. (Class A Stock)	121,875
6,300	Sykes Enterprises, Inc.(a)	122,724
7,500	Tetra Tech, Inc.(a)	173,587
7,200	UniFirst Corp.	401,472
8,800	United Stationers, Inc.(a)	548,064
6,500	Viad Corp.	152,945

		2,865,998

Construction & Engineering 0.3%
11,100	EMCOR Group, Inc.(a)(b)	336,108

Electrical Equipment 1.8%
22,100	Belden, Inc.	768,196
24,300	Brady Corp. (Class A Stock)	795,825
3,300	Franklin Electric Co., Inc.	135,564
6,500	II-VI, Inc.(a)	320,970
20,700	Vicor Corp.(b)	304,911

		2,325,466

Industrial Conglomerates 0.4%
8,600	Standex International Corp.	286,810
12,800	Tredegar Corp.	239,488

		526,298

Machinery 4.8%
32,100	Actuant Corp. (Class A Stock)	890,133
20,000	Briggs & Stratton Corp.	399,400

3,400	Cascade Corp.	160,038
900	CIRCOR International, Inc.	36,351
25,200	CLARCOR, Inc.	1,088,136
10,200	EnPro Industries, Inc.(a)	423,402
9,900	Gardner Denver, Inc.	714,186
13,900	John Bean Technologies Corp.	250,895
4,100	Lydall, Inc.(a)	32,800
17,800	Mueller Industries, Inc.	582,060
2,700	NACCO Industries, Inc. (Class A Stock)	270,675
18,000	Robbins & Myers, Inc.	747,540
13,100	Toro Co. (The)	796,742

		6,392,358

Professional Services 1.7%
16,800	Administaff, Inc.	475,776
10,100	Dolan Co. (The)(a)	138,471
5,800	Exponent, Inc.(a)	212,976
19,600	Kelly Services, Inc. (Class A Stock)(a)	385,630
17,000	On Assignment, Inc.(a)	134,300
25,700	SFN Group, Inc.(a)	248,776
39,400	TrueBlue, Inc.(a)	672,164

		2,268,093

Road & Rail 0.6%
8,700	Heartland Express, Inc.(b)	139,417
18,900	Old Dominion Freight Line, Inc.(a)	608,013

		747,430

Trading Companies & Distributors 0.8%
25,600	Applied Industrial Technologies, Inc.	810,496
1,900	Kaman Corp.	55,927
6,900	Lawson Products, Inc.	161,253

		1,027,676

INFORMATION TECHNOLOGY 20.4%
Communications Equipment 2.3%
4,400	Acme Packet, Inc.(a)	236,632
51,300	Arris Group, Inc.(a)	640,224
3,300	Bel Fuse, Inc. (Class B Stock)	71,973
18,600	Black Box Corp.	654,534
30,100	Comtech Telecommunications Corp.	844,606
25,600	Digi International, Inc.(a)	271,104
3,400	EchoStar Corp. (Class A Stock)(a)	92,650
1,200	Loral Space & Communications, Inc.(a)	89,364
3,600	PC-Tel, Inc.(a)	26,100
4,900	Plantronics, Inc.	173,460

		3,100,647

Computers & Peripherals 0.3%
3,800	Electronics for Imaging, Inc.(a)	56,924
5,200	Intevac, Inc.(a)	71,500

24,800	Novatel Wireless, Inc.(a)	178,808
5,000	Super Micro Computer, Inc.(a)	70,375

		377,607

Electronic Equipment, Instruments & Components 4.8%
6,200	Anixter International, Inc.	392,274
3,000	AVX Corp.	47,040
11,700	Benchmark Electronics, Inc.(a)	222,183
74,000	Brightpoint, Inc.(a)	671,550
26,800	Cognex Corp.	839,912
5,000	Daktronics, Inc.	76,350
2,800	DTS, Inc.(a)	125,496
7,000	FARO Technologies, Inc.(a)	212,240
5,800	Ingram Micro, Inc. (Class A Stock)(a)	114,492
52,100	Insight Enterprises, Inc.(a)	725,232
16,800	Littelfuse, Inc.	861,504
13,300	LoJack Corp.(a)	84,455
1,200	National Instruments Corp.	50,772
18,700	Newport Corp.(a)	328,185
3,800	OSI Systems, Inc.(a)	144,362
6,900	Park Electrochemical Corp.	210,174
4,700	Rofin-Sinar Technologies, Inc.(a)	183,770
1,800	Rogers Corp.(a)	77,004
5,600	ScanSource, Inc.(a)	202,776
22,400	SYNNEX Corp.(a)(b)	747,936

		6,317,707

Internet Software & Services 1.5%
3,100	DealerTrack Holdings, Inc.(a)	61,272
35,700	j2 Global Communications, Inc.(a)(b)	985,320
3,400	Knot, Inc. (The)(a)	37,672
16,700	Liquidity Services, Inc.(a)	238,309
28,100	Perficient, Inc.(a)	328,489
55,600	United Online, Inc.	393,092

		2,044,154

IT Services 1.1%
32,300	CSG Systems International, Inc.(a)	628,235
7,000	MAXIMUS, Inc.	474,950
7,500	NCI, Inc. (Class A Stock)(a)	157,500
10,400	Teletech Holdings, Inc.(a)	222,664

		1,483,349

Office Electronics
1,300	Zebra Technologies Corp. (Class A Stock)(a)	50,570

Semiconductors & Semiconductor Equipment 6.9%
11,400	ATMI, Inc.(a)	234,840
81,300	Brooks Automation, Inc.(a)	954,462
4,300	Cohu, Inc.	64,242

73,200	Cypress Semiconductor Corp.(a)	1,584,780
3,200	FEI Co.(a)	87,200
18,000	Hittite Microwave Corp.(a)(b)	1,076,040
82,900	Kulicke & Soffa Industries, Inc.(a)	808,275
1,700	Micrel, Inc.	22,763
43,100	Microsemi Corp.(a)	969,319
40,700	MKS Instruments, Inc.(a)(b)	1,168,497
27,800	Rudolph Technologies, Inc.(a)	279,668
35,600	Tessera Technologies, Inc.(a)	616,592
70,800	TriQuint Semiconductor, Inc.(a)(b)	931,728
8,900	Varian Semiconductor Equipment Associates, Inc.(a)	395,605

		9,194,011

Software 3.5%
9,000	Blackbaud, Inc.	236,610
10,800	CommVault Systems, Inc.(a)	333,612
57,200	Epicor Software Corp.(a)	592,592
5,400	Interactive Intelligence, Inc.(a)	176,742
12,300	Manhattan Associates, Inc.(a)	362,973
22,300	Netscout Systems, Inc.(a)	511,116
1,100	OPNET Technologies, Inc.	31,449
42,000	Progress Software Corp.(a)	1,202,880
4,600	Radiant Systems, Inc.(a)	83,950
6,000	Renaissance Learning, Inc.	63,660
25,400	Taleo Corp. (Class A Stock)(a)(b)	748,284
16,700	Websense, Inc.(a)	319,972

		4,663,840

MATERIALS 5.3%
Chemicals 2.7%
23,400	A. Schulman, Inc.	499,590
16,200	Arch Chemicals, Inc.	587,088
1,600	Balchem Corp.	53,840
26,200	H.B. Fuller Co.	597,098
11,900	LSB Industries, Inc.(a)	358,428
3,900	OM Group, Inc.(a)	141,102
69,800	PolyOne Corp.(a)	917,870
2,800	Stepan Co.	203,056
11,500	Zep, Inc.	207,805

		3,565,877

Construction Materials 0.2%
51,100	Headwaters, Inc.(a)	268,786

Metals & Mining 0.9%
6,300	AMCOL International Corp.	188,496
21,300	Brush Engineered Materials, Inc.(a)	745,074
15,400	Century Aluminum Co.(a)	228,998

		1,162,568

Paper & Forest Products 1.5%
23,100	Buckeye Technologies, Inc.	581,196
10,000	Clearwater Paper Corp.(a)	790,800
17,500	KapStone Paper and Packaging Corp.(a)	298,025
18,200	Neenah Paper, Inc.	350,532

		2,020,553

TELECOMMUNICATION SERVICES 1.2%
Diversified Telecommunication Services 0.9%
1,300	AboveNet, Inc.	77,428
18,600	Cbeyond, Inc.(a)	272,490
9,700	General Communication, Inc. (Class A Stock)(a)	117,467
43,800	Neutral Tandem, Inc.(a)(b)	662,256

		1,129,641

Wireless Telecommunication Services 0.4%
4,300	NTELOS Holdings Corp.	86,688
24,000	USA Mobility, Inc.	409,920

		496,608

UTILITIES 3.0%
Electric Utilities 0.7%
13,600	Central Vermont Public Service Corp.	291,992
22,600	El Paso Electric Co.(a)	609,070
3,300	Portland General Electric Co.	73,722

		974,784

Gas Utilities 1.5%
7,000	Energen Corp.	391,300
19,200	Laclede Group, Inc. (The)	729,600
2,900	New Jersey Resources Corp.(b)	121,684
1,400	Piedmont Natural Gas Co., Inc.	39,284
17,200	Southwest Gas Corp.	640,528

		1,922,396

Multi-Utilities 0.3%
14,000	Avista Corp.	317,100
3,300	NorthWestern Corp.	93,192

		410,292

Water Utilities 0.5%
19,600	American States Water Co.	666,400

	Total long-term investments (cost $94,501,181)	129,813,660

Principal Amount (000)
SHORT-TERM INVESTMENTS 12.2%
U.S. Government Security 0.2%
	United States Treasury Bill 0.180%, 6/16/11(c)(d)
$ 300	(cost $299,798)	299,820

Shares
Affiliated Money Market Mutual Fund 12.0%
15,881,898	Prudential Investment Portfolios — 2 Prudential Core Taxable Money Market Fund (cost $15,881,898; includes $13,216,661 of cash collateral received for securities on loan)(e)(f)	15,881,898

	Total short-term investments (cost $16,181,696)	16,181,718

	Total Investments 110.1% (cost $110,682,877)(g)	145,995,378
	Liabilities in excess of other assets(h) (10.1%)	(13,362,310)

	Net Assets 100.0%	$ 132,633,068

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $12,945,221; cash collateral of $13,216,661 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Rate quoted represents yield-to-maturity as of purchase date.
(d)	All or a portion of security segregated as collateral for financial futures contracts.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.
(f)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2011 were as follows:

Tax basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$110,881,783	$35,989,051	$(875,456)	$35,113,595

The difference between the book basis and the tax basis was attributable to deferred losses on wash sales as of the most recent fiscal year end.

(h)	Includes net unrealized depreciation on financial futures contracts as follows:

Open future contracts outstanding at January 31, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2011	Unrealized Depreciation(1)
	Long Positions:
33	Russell 2000 Mini Index Futures	Mar. 2011	$2,583,800	$2,574,660	$(9,140)

(1) The amount represents fair value of derivative instruments subject to equity contract risk exposure as of January 31, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$129,813,660	$—	$—
U.S. Government Security	—	299,820	—
Affiliated Money Market Mutual Fund	15,881,898	—	—
Other Financial Instruments*	—	—	—
Futures	(9,140)	—	—

Total	$145,686,418	$299,820	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair value of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/ offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Futures contracts thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Investments in open end, non-exchange traded mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at fair value.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Small-Cap Core Equity Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date March 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date March 21, 2011

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date March 21, 2011

*	Print the name and title of each signing officer under his or her signature.